Equity (Details Narrative)								6 Months Ended	12 Months Ended
		Oct. 20, 2026 USD ($) $ / shares shares	Apr. 24, 2025 USD ($)	Apr. 22, 2025 $ / shares shares	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($) shares	May 31, 2024 MYR (RM) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 07, 2026 $ / shares shares	Apr. 21, 2025 $ / shares	Jul. 01, 2024	Jan. 24, 2024
Subsidiary, Sale of Stock [Line Items]
Gross proceeds | $			$ 11,586,250
Initial public offering cost | $								$ 3,488,971
Reversed additional paid-in capital | $					$ 5,311,880					(5,311,880)	(2,676,807)
Tumpuan Megah Development Sdn Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Acquired ownership percentage						30.00%	30.00%							100.00%	70.00%
Tumpuan Megah Development Sdn Bhd [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued shares, acquisitions						4,500,000	4,500,000
Acquired ownership percentage						30.00%	30.00%
Stock issued shares, acquisitions						3,474,934	3,474,934
TMD Energy Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase consideration						$ 2,085,557	RM 9,720,989
TMD Energy Limited [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares pursuant to IPO, net of offering cost, shares						3,474,934	3,474,934
Straits Maritime Services Pte Ltd One [Member]
Subsidiary, Sale of Stock [Line Items]
Acquired ownership percentage						49.00%	49.00%
Purchase consideration						$ 713,330	RM 3,324,902
Stock issued shares, acquisitions						1,188,543	1,188,543
Straits Maritime Services Pte Ltd One [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued shares, acquisitions						49,000	49,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Redesignated share, value | $		$ 50,000
Ordinary share, shares authorized		500,000,000
Ordinary share, par value | $ / shares												$ 0.0001
Common stock conversion basis		Each Class B ordinary share is convertible into one Class A ordinary share at the option of the holder at any time and without the payment of any additional sum. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares, outstanding								13,565,000	13,565,000
Ordinary share, shares authorized								400,000,000	400,000,000
Ordinary share, par value | $ / shares								$ 0.0001	$ 0.0001
Ordinary shares, shares, issued								13,565,000	13,565,000
Common Class A [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares pursuant to IPO, net of offering cost, shares	[1]							3,565,000
Reversed additional paid-in capital | $	[1]
Common Class A [Member] | Tumpuan Megah Development Sdn Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued shares, acquisitions						5,336,523	5,336,523
Common Class A [Member] | Straits Maritime Services Pte Ltd One [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares pursuant to IPO, net of offering cost, shares						1,188,543	1,188,543
Common Class A [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares, outstanding												13,565,000
Ordinary share, shares authorized		400,000,000
Ordinary share, par value | $ / shares		$ 0.0001
Ordinary share voting rights		Each Class A ordinary share entitles the holder to one vote on all matters subject to vote at the Company’s general meetings.
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares, outstanding								10,000,000	10,000,000
Ordinary share, shares authorized								100,000,000	100,000,000
Ordinary share, par value | $ / shares								$ 0.0001	$ 0.0001
Ordinary shares, shares, issued								10,000,000	10,000,000
Common Class B [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Reversed additional paid-in capital | $	[1]
Common Class B [Member] | Tumpuan Megah Development Sdn Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued shares, acquisitions						2,771,656	2,771,656
Common Class B [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares, outstanding												10,000,000
Ordinary share, shares authorized		100,000,000
Ordinary share, par value | $ / shares		$ 0.0001
Ordinary share voting rights		Each Class B ordinary share entitles the holder to twenty votes on all matters subject to vote at the Company’s general meetings.
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares pursuant to IPO, net of offering cost, shares				3,100,000
Issuing price per share | $ / shares				$ 3.25
Initial public offering cost | $										$ 1,839,846
Initial public offering cost | $								$ 3,488,971
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares pursuant to IPO, net of offering cost, shares				3,100,000
Issuing price per share | $ / shares				$ 3.25
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares pursuant to IPO, net of offering cost, shares				465,000
Issuing price per share | $ / shares				$ 3.25									$ 3.25
Over-Allotment Option [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares pursuant to IPO, net of offering cost, shares				465,000
Initial Public Offering and Over-allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds | $			$ 11,586,250

[1]	Shares and per share data presented for all periods have been retrospectively adjusted to reflect the share redesignation and reclassification on October 20, 2026 (see Note 14)